Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2026
Entity File Number	001-41875
Entity Registrant Name	PMGC Holdings Inc.
Entity Central Index Key	0001840563
Entity Tax Identification Number	33-2382547
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	675 West Hastings Street
Entity Address, Address Line Two	Suite 805
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B1N2
City Area Code	888
Local Phone Number	445-4886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ELAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false